Equity reserves (Details narrative) - $ / shares		12 Months Ended
	Jun. 12, 2024	Dec. 31, 2024	Dec. 31, 2023
Description of PSUs vested transaction 1		895,166 PSUs outstanding on January 1, 2023, with a weighted average fair value of $0.23; and
Description of PSUs vested transaction 2		Expiry of 895,166 PSUs on December 31, 2023, with a weighted average fair value of $nil.
Description of RSUs vested transaction 1		968,448 RSUs vest in 25% increments on each of June 30, 2024, December 31, 2024, June 30, 2025 and December 31, 2025
RSUs granted		990,804
Description of RSUs vested transaction 2		22,356 RSUs vest in 1/3 increments on each of December 31, 2024, June 30, 2025 and December 31, 2025.
Description of RSUs vested transaction 3		829,915 RSUs were granted to directors and employees of the Company. The RSUs vest in 25% increments on each of July 2, 2025, January 2, 2026, July 2, 2026 and January 2, 2027
Warrants			3,600,000
Warrants			2,807,883
Fair value of warrants			2,807,883
Option outstanding	240,000
Exercise price	$ 4.16